Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of operations statement - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Change in fair value of warrant liability
Transaction costs allocable to warrant liability
Net income (loss)			$ 101,502	$ 191,056	$ 101,076
Weighted average shares outstanding, Common Stock subject to possible redemption (in Shares)	12,550,477	12,553,036	12,446,534	12,550,512	12,547,286
Basic and diluted net income per share, Common Stock subject to possible redemption (in Dollars per share)	$ 0.04	$ 0.04	$ 0.01	$ 0.05	$ 0.05
Weighted average shares outstanding, Common Stock (in Shares)	3,821,463	3,818,918	3,305,465	3,821,429	3,824,645
Basic and diluted net loss per share, Common Stock (in Dollars per share)	$ (0.04)	$ (0.07)	$ 0.03	$ (0.1)	$ (0.12)
Cash Flow Statement for the Year Ended December 31, 2019 (audited)
Change in fair value of warrant liability
Transaction costs associated with Initial Public Offering
Initial classification of Common Stock subject to possible redemption			125,578,180
Change in value of Common Stock subject to possible redemption			102,123	191,055	101,067
Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Change in fair value of warrant liability			1,224,597	(197,516)	(1,975,156)
Transaction costs allocable to warrant liability			(19,946)
Net income (loss)			$ 1,204,651	$ (197,516)	$ (1,975,156)
Weighted average shares outstanding, Common Stock subject to possible redemption (in Shares)	(197,240)	(196,999)	(318,172)	(196,900)	(201,796)
Basic and diluted net income per share, Common Stock subject to possible redemption (in Dollars per share)
Weighted average shares outstanding, Common Stock (in Shares)	197,240	196,986	88,564	196,899	201,805
Basic and diluted net loss per share, Common Stock (in Dollars per share)		$ 0.01	$ 0.3	$ (0.04)	$ (0.48)
Cash Flow Statement for the Year Ended December 31, 2019 (audited)
Change in fair value of warrant liability			$ (1,224,597)	$ 197,516	$ 1,975,156
Transaction costs associated with Initial Public Offering			19,946
Initial classification of Common Stock subject to possible redemption			(3,199,752)
Change in value of Common Stock subject to possible redemption			1,224,597	(197,516)	(1,975,156)
As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Change in fair value of warrant liability			1,224,597	197,516	(1,975,156)
Transaction costs allocable to warrant liability			(19,946)
Net income (loss)			$ 1,306,153	$ (6,460)	$ (1,874,080)
Weighted average shares outstanding, Common Stock subject to possible redemption (in Shares)	12,353,237	12,356,037	12,128,362	12,353,612	12,345,490
Basic and diluted net income per share, Common Stock subject to possible redemption (in Dollars per share)	$ 0.04	$ 0.04	$ 0.01	$ 0.05	$ 0.05
Weighted average shares outstanding, Common Stock (in Shares)	4,018,703	4,015,904	3,394,029	4,018,328	4,026,450
Basic and diluted net loss per share, Common Stock (in Dollars per share)	$ (0.04)	$ (0.06)	$ 0.33	$ (0.14)	$ (0.6)
Cash Flow Statement for the Year Ended December 31, 2019 (audited)
Change in fair value of warrant liability			$ (1,224,597)	$ 197,516	$ 1,975,156
Transaction costs associated with Initial Public Offering			19,946
Initial classification of Common Stock subject to possible redemption			122,378,428
Change in value of Common Stock subject to possible redemption			$ 1,326,720	$ (6,461)	$ (1,874,089)